Other Assets	12 Months Ended
Dec. 31, 2023
Other Assets
Other Assets

13.Other Assets

Other assets were comprised as follows:

	December 31, 2023			December 31, 2022
				Restated
	Insurance			Insurance
	and	Non-		and	Non-
	reinsurance	insurance		reinsurance	insurance
	companies(1)	companies	Total	companies(1)	companies	Total
Premises and equipment, right-of-use assets and non-insurance companies’ investment property(2)	875.1	2,380.6	3,255.7	684.0	2,199.7	2,883.7
Assets associated with unit-linked insurance and other products(3)	1,204.0	—	1,204.0	676.5	—	676.5
Inventories	—	669.1	669.1	—	668.2	668.2
Non-insurance revenue receivables	—	611.6	611.6	—	638.9	638.9
Accrued interest and dividends	488.0	2.8	490.8	313.7	3.5	317.2
Prepaid expenses	170.5	180.4	350.9	111.0	134.8	245.8
Call options on non-controlling interests(4)	306.6	—	306.6	167.4	—	167.4
Income tax, sales tax and subsidies receivable	60.4	215.5	275.9	71.3	204.6	275.9
Finance lease receivables	7.8	207.4	215.2	8.8	218.0	226.8
Prepaid losses on claims	151.0	—	151.0	168.9	—	168.9
Pension surplus	96.3	—	96.3	144.5	—	144.5
Receivable for securities sold but not yet settled	37.9	—	37.9	11.2	—	11.2
Other(5)	515.1	110.1	625.2	470.7	85.6	556.3
	3,912.7	4,377.5	8,290.2	2,828.0	4,153.3	6,981.3

Current	1,425.3	1,702.9	3,128.2	943.7	1,632.6	2,576.3
Non-current	2,487.4	2,674.6	5,162.0	1,884.3	2,520.7	4,405.0
	3,912.7	4,377.5	8,290.2	2,828.0	4,153.3	6,981.3
(1)	Includes Life insurance and Run-off, and the group holding companies.
(2)	The increase during 2023 principally reflected growth in premises and equipment at Grivalia Hospitality as it expands its operations and the consolidation of Gulf Insurance, as described in note 21.
(3)	Primarily includes insurance contracts written by the company’s life insurance operations that transfer the market risk associated with the underlying investment performance, which supports the benefit payments, to the policyholder (“unit-linked”). The liability for the associated life policy benefits are included within insurance contract liabilities (note 8). For these unit-linked contracts or funds, the company measures the underlying investments at fair value. The increase in such investment assets during 2023 principally reflected higher unit-linked insurance volumes at Eurolife, and the consolidation of Gulf Insurance as described in note 21.
(4)	Comprised of call options on the non-controlling interests in Allied World, Brit and Odyssey Group, which expire in 2026, 2027 and 2029, respectively. At certain dates subsequent to expiry of a call option, the non-controlling interests may request an initial public offering of their shares, the structure, process and timing of which will be controlled by the company; in certain circumstances, the non-controlling interests may request a sale of the respective operating company to a third party.
(5)	Principally comprised of other receivables, deposits and deferred compensation plans.